Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000940944
Registrant Name	DARDEN RESTAURANTS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES